Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 62,839	$ 71,619
Additions	5,904	(2,386)
Disposals	(13,739)	(5,580)
Exchange differences	3,654	814
Other intangible assets at end of the year	58,658	62,839	$ 71,619
Proceeds from sales of intangible assets			8,140
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(54,629)	(43,129)
Additions	(8,440)	(12,649)
Disposals	565
Transfers from/(to) other accounts	(3,894)
Exchange differences	(6,353)	(1,149)
Other intangible assets at end of the year	(72,751)	(54,629)	(43,129)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(8,666)	(8,891)
Additions	(443)	(230)
Exchange differences	(1,149)	(455)
Other intangible assets at end of the year	(10,258)	(8,666)	(8,891)
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	40,354	40,536
Additions	260	1,162
Transfers from/(to) other accounts	4,044
Exchange differences	5,824	1,344
Other intangible assets at end of the year	50,482	40,354	40,536
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836	37,836
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	20,345	19,857
Additions	55	1,171
Exchange differences	2,639	683
Other intangible assets at end of the year	23,039	20,345	19,857
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,815	5,881
Disposals	(10)
Exchange differences	242	66
Other intangible assets at end of the year	6,047	5,815	5,881
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	21,784	19,529
Additions	14,472	8,160
Disposals	(14,294)	(5,580)
Transfers from/(to) other accounts	(150)
Exchange differences	2,451	325
Other intangible assets at end of the year	$ 24,263	$ 21,784	$ 19,529